Consolidated Statement of Cash Flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
OPERATING ACTIVITIES
Profit of the period		$ 7,597	$ 6,114	[1]	$ 147	[1]
Depreciation, amortization and impairment		5,078	5,052	[1]	4,829	[1]
Impairment losses on goodwill	[1]				2,500
Net finance cost/(income)		4,148	5,609	[1]	7,697	[1]
Equity-settled share-based payment expense		448	510	[1]	169	[1]
Income tax expense		1,928	2,350	[1]	1,932	[1]
Other non-cash items		(102)	(581)	[1]	53	[1]
Share of result of associates		844	(248)	[1]	(156)	[1]
Cash flow from operating activities before changes in working capital and use of provisions		19,941	18,806	[1]	17,171	[1]
Decrease/(increase) in trade and other receivables		(48)	164	[1]	516	[1]
Decrease/(increase) in inventories		(1,547)	(1,232)	[1]	(427)	[1]
Increase/(decrease) in trade and other payables		1,249	3,527	[1]	503	[1]
Pension contributions and use of provisions		(351)	(375)	[1]	(616)	[1]
Cash generated from operations		19,244	20,890	[1]	17,147	[1]
Interest paid		(4,133)	(3,987)	[1]	(4,340)	[1]
Interest received		611	200	[1]	255	[1]
Dividends received		158	106	[1]	51	[1]
Income tax paid		(2,582)	(2,410)	[1]	(2,306)	[1]
Cash flow from operating activities on Australia discontinued operations		0	0	[1]	84	[1]
Cash flow from operating activities		13,298	14,799	[1]	10,891	[1]
INVESTING ACTIVITIES
Acquisition of property, plant and equipment and of intangible assets		(5,160)	(5,640)	[1]	(3,781)	[1]
Proceeds from sale of property, plant and equipment and of intangible assets		322	142	[1]	94	[1]
Sale/(acquisition) of subsidiaries, net of cash disposed/ acquired of		(70)	(444)	[1]	(510)	[1]
Proceeds from sale/(acquisition) of other assets		288	65	[1]	(292)	[1]
Proceeds from Australia divestiture		0	0	[1]	10,838	[1]
Cash flow from investing activities on Australia discontinued operations		0	0	[1]	(13)	[1]
Cash flow from/(used in) investing activities		(4,620)	(5,878)	[1]	6,336	[1]
FINANCING ACTIVITIES
Sale/(purchase) of non-controlling interests		(20)	0	[1]	3,039	[1]
Proceeds from borrowings		91	454	[1]	14,822	[1]
Payments on borrowings		(7,265)	(8,965)	[1]	(23,116)	[1]
Cash net finance (cost)/income other than interests		(374)	(192)	[1]	(953)	[1]
Payment of lease liabilities		(610)	(531)	[1]	(461)	[1]
Dividends paid		(2,442)	(2,364)	[1]	(1,800)	[1]
Cash flow from financing activities on Australia discontinued operations		0	0	[1]	(6)	[1]
Cash flow from/(used in) financing activities		(10,620)	(11,598)	[1]	(8,475)	[1]
Net increase/(decrease) in cash and cash equivalents		(1,942)	(2,677)	[1]	8,752	[1]
Cash and cash equivalents less bank overdrafts at beginning of year	[1]	12,043	15,247		7,169
Effect of exchange rate fluctuations		(211)	(526)	[1]	(674)	[1]
Cash and cash equivalents less bank overdrafts at end of period		$ 9,890	$ 12,043	[1]	$ 15,247	[1]

[1]	Amended to conform to 2022 presentation.